Item 1. Schedule of Investments

T. ROWE PRICE PRIME RESERVE FUND
Unaudited	February 28, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.9%
Americredit Automobile Receivable Trust
Series 2005-CF, Class A1, 3.845%, 9/6/06	517	517
Series 2005-DA, Class A1, 4.344%, 12/6/06	3,464	3,464
Capital Auto Receivables Asset Trust, Series 2006-1, Class A1
4.642%, 3/15/06	12,900	12,900
Capital One Auto Finance Trust, Series 2005-C, Class A1
4.098%, 10/15/06	4,236	4,236
CIT Equipment Collateral Trust, Series 2005-EF1, Class A1
3.852%, 9/20/06	2,111	2,111
GreatAmerica Leasing Receivable, Series 2005-1, Class A1
144A, 4.31%, 3/20/06	2,960	2,960
GS Auto Loan Trust, Series 2005-1, Class A1, 3.848%, 8/15/06	727	727
Household Automotive Trust, Series 2005-3, Class A1
4.286%, 11/17/06	5,768	5,767
M&I Auto Loan Trust, Series 2005-1, Class A1, 4.406%, 11/20/06	9,337	9,337
Total Asset-Backed Securities (Cost $42,019)		42,019
BANK NOTES 1.1%
Lasalle Bank, 4.10%, 7/31/06	13,900	13,900
World Savings Bank, 4.44%, 3/1/06	39,450	39,450
Total Bank Notes (Cost $53,350)		53,350
CERTIFICATES OF DEPOSIT - DOMESTIC * 10.4%
American Express Centurion Bank
4.52%, 3/9/06	16,000	16,000
4.66%, 5/11/06	11,000	11,000
Bank of New York, 5.00%, 2/13/07	43,800	43,800
Branch Banking & Trust, 4.525%, 3/27/06	43,400	43,400
Citibank New York
4.475%, 3/29/06	30,000	30,000
4.57%, 4/24/06	25,000	25,000
4.74%, 5/23/06	11,000	11,000
Compass Bank, VR, 4.57%, 6/14/06	15,400	15,400
Depfa Bank, 4.64%, 5/2/06	42,500	42,500
Dexia Credit
4.02%, 7/21/06	15,900	15,900
4.565%, 4/3/06	55,500	55,500
First Tennessee Bank, 4.52%, 9/26/06	15,000	15,000
Manufacturers and Traders Trust, VR, 4.541%, 3/27/06	10,000	9,998
Mercantile Safe Deposit & Trust
4.535%, 10/23/06	10,000	9,998
VR, 4.77%, 5/31/06	10,750	10,750
National City Bank of Indiana, 3.765%, 3/29/06	10,500	10,494
Royal Bank of Scotland, 5.005%, 2/13/07	10,900	10,900
Wells Fargo Bank
4.025%, 7/25/06	15,400	15,400
4.52%, 3/24/06	70,000	70,000
5.005%, 2/13/07	13,750	13,750
Wilmington Trust, 4.49%, 4/5/06	35,750	35,750
Total Certificates of Deposit - Domestic * (Cost $511,540)		511,540
CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 5.5%
Barclays Bank, 4.058%, 7/26/06	12,000	12,000
BNP Paribas, 4.55%, 4/20/06	47,000	47,000
Credit Agricole, 4.025%, 9/11/06	49,000	49,000
Deutsche Bank, 4.52%, 4/12/06	5,000	5,000
HBOS Treasury Services, 4.50%, 3/28/06	10,000	9,940
HSBC Bank, 4.56%, 4/19/06	20,000	19,998
Lloyds Bank, 4.50%, 4/12/06	58,000	58,000
Northern Rock, 4.51%, 3/27/06	15,000	15,000
Societe Generale
4.395%, 3/6/06	7,000	7,000
4.45%, 3/28/06	15,000	15,000
4.80%, 12/5/06	15,000	15,000
5.00%, 2/12/07	15,000	15,000
Total Certificates of Deposit - Eurodollar ^ (Cost $267,938)		267,938
CERTIFICATES OF DEPOSIT - YANKEE ++ 14.9%
Abbey National Treasury Services, 4.53%, 3/28/06	35,600	35,600
ABN AMRO Bank (Chicago), 5.00%, 2/7/07	15,000	15,000
Banco Bilbao Vizcaya
4.55%, 4/3/06	45,500	45,500
4.565%, 4/24/06	5,000	5,000
Bank of Montreal (Chicago), 4.47%, 3/28/06	46,000	46,000
Bank Of Nova Scotia, 4.53%, 3/28/06	35,800	35,800
Barclays Bank
4.535%, 3/28/06	44,250	44,250
4.55%, 4/17/06	15,000	15,000
BNP Paribas, 4.475%, 4/4/06	25,000	25,000
Calyon (New York), 4.57%, 4/6/06	25,500	25,500
Credit Suisse First Boston, 4.00%, 7/18/06	30,700	30,700
Deutsche Bank, 4.22%, 8/15/06	45,400	45,433
Fortis Bank
4.43%, 7/20/06	16,000	15,983
4.49%, 4/10/06	43,500	43,500
HBOS Treasury Services
4.66%, 5/9/06	10,000	10,000
5.01%, 11/24/06	20,000	20,000
Lloyds Bank, 4.57%, 4/3/06	14,000	14,000
Natexis Banques Populaires
4.52%, 4/12/06	9,500	9,499
VR, 4.53%, 3/28/06	11,500	11,500
Nordea Bank Finland, 4.50%, 3/27/06	33,750	33,750
Rabobank Nederland, 5.01%, 2/14/07	28,750	28,750
Royal Bank of Canada
4.49%, 3/2/06	20,000	20,000
4.713%, 5/19/06	8,000	8,000
Royal Bank of Scotland, 4.66%, 7/13/06	57,500	57,500
Svenska Handelsbanken, 5.03%, 2/21/07	14,900	14,900
Swedbank, 4.07%, 7/28/06	13,900	13,900
Toronto-Dominion Bank
4.01%, 8/1/06	13,900	13,900
4.53%, 3/27/06	31,750	31,750
UBS Finance, 4.47%, 3/24/06	16,000	16,000
Total Certificates of Deposit - Yankee ++ (Cost $731,715)		731,715
COMMERCIAL PAPER 22.1%
ANZ (Delaware), 4.595%, 4/17/06	21,080	20,954
Bear Stearns, 4.465%, 3/20/06	7,500	7,482
Canadian Imperial Holdings, 4.505%, 3/3/06	36,000	35,991
Capital One Multi-Asset Executive Trust
4.50%, 4/11/06	15,000	14,923
4.53%, 3/7/06	11,500	11,491
CBA (Delaware) Finance, 4.505%, 3/3/06	25,000	24,994
Credit Suisse First Boston, 4.445%, 3/17/06	3,000	2,994
DaimlerChrysler Revolving Auto
4.41%, 3/10/06	12,000	11,987
4.43%, 3/10/06	22,083	22,058
Duke University, 4.3501%, 3/2/06	4,000	4,000
FCAR Owner Trust
4.41%, 3/16/06	50,000	49,908
4.52%, 3/17/06	5,227	5,216
4.53%, 3/17/06	29,000	28,942
4.61%, 4/17/06	3,000	2,982
HBOS Treasury Services, 4.455%, 4/18/06	33,000	33,000
ING Funding (U.S.), 4.51%, 3/23/06	33,000	32,909
JP Morgan Chase, 4.50%, 3/7/06	50,000	49,963
K2 (USA), 144A, 4.55%, 3/30/06	20,000	19,927
Lehman Brothers Holding, 4.56%, 3/1/06	45,000	45,000
Links Finance, 4.65%, 4/28/06	41,500	41,189
National City Credit, 4.41%, 3/13/06	26,000	25,962
National Rural Utilities, 4.52%, 3/24/06	9,655	9,627
New Center Asset Trust
4.46%, 3/15/06	13,000	12,977
4.53%, 3/16/06	49,750	49,657
4.53%, 3/17/06	11,000	10,977
New York State Power Auth., 4.57%, 4/5/06	25,000	24,889
Oesterreichische Kontrollbank, 4.50%, 6/21/06	71,000	70,006
PNC Bank, 4.47%, 3/23/06	29,000	28,921
Prudential Funding, 4.50%, 3/6/06	8,000	7,995
San Paolo Financial, 4.57%, 4/28/06	50,000	49,632
Siemens Capital
4.37%, 3/16/06	22,000	21,960
4.50%, 3/29/06	28,000	27,902
Sigma Finance, 4.01%, 7/21/06	31,000	31,000
Stadshypotek Delaware
4.56%, 4/24/06	20,000	19,863
4.57%, 4/24/06	20,000	19,863
Toyota Credit Puerto Rico, 4.53%, 4/3/06	50,000	49,792
Toyota Motor Credit, 4.53%, 4/3/06	23,000	22,905
UBS Finance
4.50%, 3/2/06	33,833	33,879
4.50%, 3/27/06	23,000	22,925
Westpac Banking
144A, 4.38%, 3/9/06	14,500	14,486
144A, 4.385%, 3/9/06	28,700	28,672
Whistlejacket Capital, 144A, 4.61%, 4/18/06	16,767	16,664
Yale University
4.59%, 4/4/06	8,300	8,264
4.62%, 5/2/06	14,900	14,781
Total Commercial Paper (Cost $1,089,509)		1,089,509
COMMERCIAL PAPER - 4(2) 40.8%
Allied Irish Bank
4.50%, 3/28/06	7,000	6,976
4.54%, 4/7/06	50,000	49,767
Alpine Securitization
4.51%, 3/06/06	53,500	53,467
4.51%, 3/20/06	29,000	28,931
ASB Bank
144A, 4.40%, 3/7/06	1,065	1,064
144A, 4.45%, 4/5/06	25,000	24,892
Atlantic Asset Securitization
4.45%, 3/3/06	13,000	12,997
4.455%, 4/10/06	18,000	17,911
4.53%, 3/29/06	12,000	11,957
Bank of Ireland
4.31%, 3/13/06	15,000	14,979
4.50%, 4/20/06	35,000	34,781
BASF, 4.43%, 3/27/06	35,500	35,387
Cafco
4.41%, 3/14/06	31,000	30,951
4.45%, 3/16/06	41,450	41,373
Ciesco
4.44%, 3/6/06	23,000	22,986
4.59%, 4/12/06	18,000	17,904
Citibank Credit Card Issuance Trust
4.43%, 3/8/06	38,000	37,967
4.47%, 3/16/06	12,000	11,978
4.53%, 3/24/06	34,100	34,001
Consolidated Edison, 4.50%, 3/1/06	18,000	18,000
CRC Funding
4.52%, 3/17/06	31,451	31,387
4.52%, 3/23/06	5,000	4,987
4.54%, 4/5/06	25,500	25,388
4.59%, 4/12/06	29,438	29,280
Danske
4.50%, 3/21/06	40,000	39,900
4.54%, 4/6/06	11,000	10,950
Fairway Finance
4.43%, 3/14/06	2,724	2,721
4.43%, 3/17/06	5,242	5,230
4.44%, 3/23/06	799	797
4.47%, 3/6/06	9,000	8,994
4.52%, 3/20/06	14,341	14,307
4.545%, 4/3/06	26,000	25,892
Falcon Asset Securitization
4.51%, 3/7/06	20,000	19,985
4.52%, 3/10/06	31,000	30,965
4.52%, 3/15/06	28,888	28,837
Ford Credit Floorplan Master Owner Trust
4.48%, 3/22/06	12,644	12,612
4.48%, 4/6/06	32,000	31,856
4.60%, 4/7/06	20,000	19,905
Gannett, 4.51%, 3/22/06	22,000	21,942
Grampian Funding, 4.63%, 4/27/06	86,000	85,370
Ixis
144A, 4.50%, 3/27/06	50,000	49,838
144A, 4.58%, 4/18/06	8,000	7,951
Kitty Hawk Funding
4.56%, 4/27/06	28,000	27,798
4.625%, 5/10/06	30,000	29,730
MassMutual Funding
4.50%, 3/20/06	25,000	24,941
4.50%, 3/21/06	25,000	24,937
MBNA Master Credit Card Trust II
4.47%, 4/6/06	9,500	9,458
4.50%, 4/11/06	20,000	19,897
4.61%, 4/13/06	5,400	5,370
4.62%, 4/18/06	8,700	8,646
4.63%, 4/25/06	15,000	14,894
4.65%, 5/2/06	28,700	28,470
4.70%, 5/23/06	4,100	4,056
National Australia Delaware, 4.54%, 3/17/06	43,750	43,662
Nationwide Building Society, 144A, 4.43%, 3/13/06	40,000	39,941
New York Life Capital, 4.50%, 3/17/06	15,000	14,970
Northern Rock
144A, 4.51%, 3/17/06	3,000	2,994
144A, 4.615%, 4/24/06	4,000	3,972
Old Line Funding
4.52%, 4/10/06	10,658	10,164
4.58%, 3/20/06	21,559	21,507
4.58%, 4/11/06	44,488	44,696
Park Avenue Receivables
4.52%, 3/13/06	39,000	37,855
4.52%, 3/16/06	18,970	19,403
4.52%, 3/17/06	25,000	25,567
Preferred Receivables Funding
4.52%, 3/22/06	22,000	21,948
4.52%, 3/21/06	19,000	18,952
4.52%, 3/22/06	47,000	46,876
Ranger Funding
4.52%, 3/21/06	31,000	30,923
4.52%, 4/12/06	46,146	15,065
4.53%, 3/30/06	20,000	19,927
Sheffield Receivables
4.51%, 3/7/06	29,500	29,478
4.52%, 3/15/06	50,000	49,912
4.52%, 3/21/06	3,500	3,491
Sigma Finance, 4.69%, 5/15/06	40,750	40,352
Total Fina Elf Capital, 4.50%, 3/1/06	49,800	49,800
Tulip Funding, 4.58%, 4/28/06	50,000	49,631
United Healthcare, 144A
4.50%, 3/2/06	3,049	3,048
4.50%, 3/15/06	3,000	2,995
Variable Funding Capital
4.45%, 3/8/06	42,000	41,967
4.45%, 4/6/07	30,000	29,863
Yorktown Capital
4.515%, 3/2/06	15,000	14,998
4.52%, 3/7/06	50,063	50,025
4.53%, 3/24/06	5,027	5,013
Total Commercial Paper - 4(2) (Cost $2,004,555)		2,004,555
FUNDING AGREEMENTS 1.0%
Genworth Life Insurance, VR, 4.669%, 1/12/07	30,000	30,000
ING Annuity & Life Insurance, 4.655%, 3/28/06 ‡	15,000	15,000
Transamerica Occidential Life Insurance, VR, 4.72%, 4/2/07 ‡	5,000	5,000
Total Funding Agreements (Cost $50,000)		50,000
MEDIUM-TERM NOTES 4.1%
Bear Stearns, VR, 4.58%, 3/15/06	14,400	14,401
GE Capital, VR
4.67%, 4/5/07	23,900	23,900
4.67%, 4/17/07	14,900	14,900
Goldman Sachs Group, VR, 144A, 4.64%, 5/1/06	49,600	49,600
HSBC Finance, VR, 4.85%, 2/28/07	14,400	14,408
Irish Life & Permanent, VR, 144A, 4.57%, 3/22/07	35,700	35,700
K2 (USA), 5.00%, 2/6/07	11,400	11,400
National Rural Utilities, 6.00%, 5/15/06	2,000	2,008
Nationwide Building Society, VR, 144A, 4.60%, 1/5/07	27,500	27,500
SLM, VR, 4.793%, 4/25/06	10,000	10,003
Total Medium-Term Notes (Cost $203,820)		203,820
MUNICIPAL SECURITIES 0.5%
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 4.56%)	9,985	9,985
VRDN (Currently 4.56%)	5,635	5,635
VRDN (Currently 4.56%)	1,420	1,420
Texas, Veterans Housing, 4.55%, 3/7/06	8,525	8,525
Total Municipal Securities (Cost $25,565)		25,565
U.S. GOVERNMENT AGENCY OBLIGATIONS ± 0.7%
Federal Home Loan Bank, VR, 4.25%, 4/25/06	6,000	6,000
Federal Home Loan Mortgage, 4.05%, 8/15/06	25,900	25,900
Total U.S. Government Agency Obligations ± (Cost $31,900)		31,900

Total Investments in Securities
102.0% of Net Assets (Cost $5,011,911)		$ 5,011,911

(1)	Denominated in U.S. dollars unless otherwise noted
*	Domestic certificates of deposit are issued by domestic branches of U.S. banks
±	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

^	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks
++	Yankee certificates of deposit are issued by U.S. branches of foreign banks
‡	Restricted Security
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $332,204 and
represents 6.8% of net assets
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other
“accredited investors” -- total value of such securities at period-
end amounts to $2,004,555 and represents 40.8% of net assets

VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable-Rate Demand Note; rate shown is effective rate at
period-end

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $20,000 and represents 0.4% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
ING Annuity & Life Insurance, 4.655%, 3/28/06	2/22/05	$ 15,000
Transamerica Occidential Life Insurance, VR, 4.72%,	11/1/04	5,000
Totals		$ 20,000

The fund has registration rights for certain restricted securities held as of February
28, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PRIME RESERVE FUND
Unaudited	February 28, 2006
PORTFOLIO OF INVESTMENTS (1)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $5,011,911,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006